Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill [abstract]
Opening balance	$ 936,581	$ 926,161
Acquisition of subsidiaries	45,357	23,112
Classifications	32	(2,672)
Foreign currency translation adjustments	(6,890)	(10,020)
Closing balance	$ 975,080	$ 936,581